UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road
         Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     April 19, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $423,156 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR TRANSPORT SERVICES GRP I   COM              00922R105       78    13300 SH       SOLE                        0        0    13300
EXXON MOBIL CORP               COM              30231G102      918    10193 SH       SOLE                        0        0    10193
GENERAL ELECTRIC CO            COM              369604103     1053    45542 SH       SOLE                        0        0    45542
ISHARES TR                     RUSL 2000 VALU   464287630      734     8758 SH       SOLE                     8758        0        0
ISHARES TR                     RUSSELL 3000     464287689     1226    13120 SH       SOLE                    13120        0        0
PROCTER & GAMBLE CO            COM              742718109    20139   261344 SH       SOLE                        0        0   261344
SIGNET JEWELERS LIMITED        SHS              G81276100     1007    15034 SH       SOLE                        0        0    15034
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      817     9284 SH       SOLE                     9284        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      788     9732 SH       SOLE                     9732        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    57717   749276 SH       SOLE                   749276        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    44399   629510 SH       SOLE                   629510        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    33538   432689 SH       SOLE                   432689        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769   162915  2012292 SH       SOLE                  2012292        0        0
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      718    12508 SH       SOLE                    12508        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    97109  2665626 SH       SOLE                  2665626        0        0